Loan Receivable (Disclosure of loan receivable) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan Receivable [Abstract]
Opening balance	$ 206,947	$ 644,990	$ 1,833,979
Funds received, net of advances granted	0	(467,976)	67,124
Interest receivable	0	29,933	33,887
Shares for debt	0	0	(1,290,000)
Repayment of joint venture settlement obligation	(206,947)	0	0
Ending receivable balance - classified as current	0	206,947	644,990
Classified as short-term	0	206,947	0
Classified as long-term	$ 0	$ 0	$ 644,990